PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2021
PREPAYMENTS AND OTHER RECEIVABLES
Summary of Prepayments and Other receivables

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Receivables from third party payment service providers	2,347	3,434	532
Interest receivables	466	—	—
Deferred sponsorship and advertising expenses	175	631	98
Prepaid insurance	236	255	39
Utility deposits	—	15,619	2,419
Deferred expense*	2,513	10,136	1,570
Receivables for disposal of long-term investments	8,901	8,901	1,379
Deductible value-added input tax	11,648	54,092	8,378
Others	5,595	12,380	1,917
Less: allowance for doubtful accounts	(8,901)	(8,901)	(1,379)
Prepayments and other receivables, net	22,980	96,547	14,953

Schedule of Reconciliation of the Beginning and Ending Allowance for Doubtful Accounts Balance

	As of	AS of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Beginning balance prior to ASC 326	8,391	8,901	1,379
Impact of adoption to ASC 326	—	—	—
Beginning balance	8,391	8,901	1,379
Provisions	510	—	—
Write-offs	—	—	—
Ending balance	8,901	8,901	1,379

* Deferred expense represents cash paid in advance to vendors, such as technology service expense, consultant expense and compliance expense, which would be amortized according to their respective service periods.